Subsequent Events (Details Narrative)											1 Months Ended	12 Months Ended
	Sep. 10, 2019 USD ($)	Sep. 10, 2019 CNY (¥)	Sep. 05, 2019 USD ($)	Sep. 05, 2019 CNY (¥)	Aug. 20, 2019 USD ($)	Aug. 20, 2019 CNY (¥)	Aug. 09, 2019 USD ($)	Aug. 09, 2019 CNY (¥)	Aug. 01, 2019 shares	Nov. 10, 2017 $ / shares shares	Jul. 30, 2019 $ / shares shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2017 USD ($)	Jul. 04, 2019 USD ($)	Jul. 04, 2019 CNY (¥)
Additional paid-in capital												$ 52,827,145	$ 52,144,891
Share-based payment award, options, exercisable | $ / shares												$ 1.50	$ 1.50
Proceeds from short-term bank loans												$ 2,932,000	$ 4,921,600	$ 5,842,759
Repayment of short-term bank loans												$ 4,691,200	$ 6,121,240	$ 5,872,120
TJ Capital Management, L.P [Member]
Share-based compensation options grants in period | shares										160,000
Share-based payment award, options, exercisable | $ / shares										$ 1.50
Subsequent Event [Member]
Repayment of short-term bank loans					$ 3,000,000
Subsequent Event [Member] | Land [Member]
Right use of assets	$ 2,200,000
Subsequent Event [Member] | Buildings [Member]
Right use of assets	8,400,000
Subsequent Event [Member] | Loan Agreement [Member]
Proceeds from short-term bank loans	$ 2,600,000		$ 2,600,000				$ 1,800,000
Subsequent Event [Member] | TJ Capital Management, L.P [Member]
Share-based payment award, options, exercisable | $ / shares											$ 1.50
Stock options deemed payment, shares | shares									6,667
Share based compensation number of shares granted | shares											284,300
Share price | $ / shares											$ 2.90
Share based payment award fair value assumptions risk free interest rate											1.85%
Share based payment award fair value assumptions expected term											2 years
Share based payment award fair value assumptions exercise price | $ / shares											$ 1.50
Share based payment award fair value assumptions expected volatility rate											77.00%
Share based payment award fair value assumptions expected dividends											0.00%
Subsequent Event [Member] | TJ Capital Management, L.P [Member] | Common Class A [Member]
Share-based compensation options grants in period | shares											160,000
Subsequent Event [Member] | RMB [Member]
Repayment of short-term bank loans | ¥						¥ 20,000,000
Subsequent Event [Member] | RMB [Member] | Loan Agreement [Member]
Proceeds from short-term bank loans | ¥		¥ 18,000,000		¥ 18,000,000				¥ 12,000,000
Subsequent Event [Member] | Meijia [Member]
Additional paid-in capital															$ 400,000
Subsequent Event [Member] | Meijia [Member] | RMB [Member]
Additional paid-in capital | ¥																¥ 3,000,000